Expense Example {- Templeton Developing Markets VIP Fund} - FTVIP Class 1-59 - Templeton Developing Markets VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 118
3 years	368
5 years	638
10 years	$ 1,409